UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08191




Bullfinch Fund, Inc.
(Exact name of registrant as specified in charter)




1370 Pittsford Mendon Road
Mendon, NY  14506
(Address of principal executive offices)




Christopher Carosa
1370 Pittsford Mendon Road
Mendon, NY  14506
 (Name and address of agent for service)




Registrant's telephone number, including area code: (585) 624-1758


Date of fiscal year end: June 30

Date of reporting period: September 30, 2005


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

Bullfinch Fund, Inc.
Unrestricted Series
Schedule of Investments
September 30, 2005
(Unaudited)

                               Number of Shares   Historical Cost   Value
COMMON STOCKS - 92.5%
-------------

Banking and Finance - 10.4%
 BISYS Group Inc                  6,300             83,378            84,609
 FIserv, Inc                      3,000             75,229           137,610
 National City Corp               2,200             55,431            73,568
 New York Community Bancorp       5,000            105,030            82,000
 Trustco Bank Corp NY             4,400             47,300            55,132
                                               -----------       -----------
                                                   366,368           432,919

Computers - Software - 8.0%
 Microsoft Corp.                  4,600            116,304           118,358
 Oracle                          11,000            119,262           136,400
 Synopsis, Inc.                   4,300             99,496            81,270
                                               -----------       -----------
                                                   335,062           336,028

Insurance  - 6.7%
 AmerUs Group Co Cl A             3,000             91,169           172,110
 Gallagher Arthur J & Co.         3,700            114,240           106,597
                                               -----------       -----------
                                                   205,409           278,707

Electrical Equipment - 6.1%
 Corning Inc.                     9,000             71,358           173,970
 General Electric Co.             2,450             64,576            82,492
                                               -----------       -----------
                                                   135,934           256,462

Medical Products and Supplies - 5.6%
 Biomet Inc.                      3,500            127,384           121,485
 Polymedica Corporation           3,200             83,194           111,808
                                               -----------       -----------
                                                   210,577           233,293

Commercial Services - 5.3%
 Affiliated Computer Services Inc 2,700            134,417           147,420
 Paychex, Inc.                    2,000             64,090            74,180
                                               -----------       -----------
                                                   198,507           221,600

Instruments - 5.2%
 Checkpoint Systems, Inc.         3,700             32,717            87,764
 Tektronix                        5,200            117,010           131,196
                                               -----------       -----------
                                                   149,727           218,960

Foods & Beverages - 4.8%
 Conagra Foods Inc                4,100             89,953           101,475
 Sensient Technologies            5,300            110,829           100,435
                                               -----------       -----------
                                                   200,782           201,910

Utilities - Natural Resources - 4.1%
 Chesapeake Utilities Corp        3,100             57,194           109,002
 NiSource Inc                     2,500             46,325            60,625
                                               -----------       -----------
                                                   103,519           169,627

Automotive - 3.7%
 Delphi Corporation              14,600            150,364            40,296
 Pep Boys - Manny, Moe & Jack     8,400            122,032           116,256
                                               -----------       -----------
                                                   272,396           156,552

Apparel  - 3.6%
 VF Corp                          2,600            110,625           150,722


Manufacturing - 3.5%
 Lincoln Electric Holdings, Inc   3,700             70,781           145,780

Shoes & Leather - 3.5%
 Genesco Inc                      3,900             59,257           145,236

Retail - General - 2.8%
 Dollar General                   6,300             95,632           115,542

Paper and Related Products - 2.8%
 Avery Dennison Corp              2,200            114,734           115,258

Computers - Hardware - 2.7%
 Dell Corp.                       3,250             79,273           111,150

Office Equipment - 2.6%
 Xerox Corp.                      8,000            118,582           109,200

Pharmaceuticals - 2.5%
 Mylan Laboratories Inc.          5,400            110,246           104,004


Leisure & Recreational - 2.5%
 Hasbro Inc.                      1,400             16,142            27,510
 Mattel Inc.                      4,550             52,852            75,894
                                               -----------       -----------
                                                    68,994           103,404

Semiconductors - 2.4%
 Intel Corp.                      4,100             96,931           101,065

Retail - Specialty - 2.2%
 Christopher & Banks Corp.        6,700            110,081            92,929

Computers - Networking - 1.6%
 Cisco Systems, Inc.              3,800             55,371            68,096
                                               -----------       -----------
Total Investments - 92.5%                        3,268,788         3,868,444

Other Assets Less Liabilities - 7.5%                                 312,895
                                               -----------       -----------
TOTAL PORTFOLIO                                  3,581,683         4,181,339
                                               ===========       ===========



Bullfinch Fund, Inc.
Western New York Series
Schedule of Investments
September 30, 2005
(Unaudited)

                               Number of Shares   Historical Cost   Value
COMMON STOCKS - 83.7%
-------------

Electrical Equipment - 14.8%
 Corning Inc.                       2,500           15,652            48,325
 General Electric Co.                 350            9,305            11,785
 Ultralife Batteries, Inc.          1,700            6,766            21,964
                                               -----------       -----------
                                                    31,723            82,074

Automotive - 5.9%
 Delphi Corporation                 2,000           20,506             5,520
 Monro Muffler Brake Inc              500            9,880            13,135
 Pep Boys - Manny, Moe & Jack       1,000           14,532            13,840
                                               -----------       -----------
                                                    44,918            32,495

Railroads  - 5.1%
 Genesee & Wyoming Class A            900            3,783            28,530

Commercial Services - 5.0%
 Harris Interactive Inc.            2,600            8,918            11,102
 Paychex, Inc.                        450           11,885            16,691
                                               -----------       -----------
                                                    20,803            27,793

Metal Fabrication & Hardware - 4.1%
 Graham Corp.                         600            4,804            22,560

Aerospace - 3.8%
 Moog, Inc. Class A                   337            2,926             9,948
 Northrop Grumman                     200            2,536            10,870
                                               -----------       -----------
                                                     5,462            20,818

Foods & Beverages - 3.8%
 Constellation Brands, Inc.           800            5,017            20,800


Real Estate & Related - 3.6%
 Home Properties, Inc.                200            5,624             7,850
 Sovran Self Storage                  250            6,892            12,238
                                               -----------       -----------
                                                    12,516            20,088

Steel  - 3.1%
 Gilbraltar Steel Corp                750            8,975            17,153

Utilities - Natural Resources - 3.1%
 National Fuel Gas Co.                500           11,250            17,100

Computers - Software - 3.0%
 Oracle                             1,300           16,642            16,120
 Veramark Tech Inc.                 1,050            6,181               735
                                               -----------       -----------
                                                    22,823            16,855

Leisure & Recreational - 3.0%
 Mattel Inc.                        1,000           14,245            16,680

Office Equipment - 2.7%
 Xerox Corp.                        1,100           18,570            15,015

Electronics Components - 2.5%
 Astronics Corp.                    1,431            7,065            13,809

Computers - Services - 2.5%
 Computer Task Group Inc.           3,700           15,799            13,690

Airlines  - 2.3%
 Southwest Airlines Co.               850           15,105            12,623

Retail - Specialty - 2.3%
 Christopher & Banks Corp.            900           15,565            12,483

Computers - Hardware - 2.2%
 Dell Corp.                           350           10,734            11,970

Retail - General - 2.2%
 Dollar General                       650            9,065            11,921

Computers - Distributors - 2.0%
 Ingram Micro                         600           10,909            11,124

Photographic Equipment and Suppliers - 1.8%
 Eastman Kodak                        400           11,746             9,732

Medical Products and Supplies - 1.7%
 Wilson Greatbatch Technologies       350           12,782             9,604

Computers - Networking - 1.5%
 Performance Technologies, Inc.     1,200           12,851             8,520

Packaging & Containers - 1.4%
 Mod Pac Corporation                  715            3,461             7,779

Machinery - 0.4%
 Columbus McKinnon Corp               100            2,344             2,366

Industrial Materials - 0.1%
 Servotronics, Inc.                   100              937               406

                                               -----------       -----------
Total Investments - 83.7%                          333,254           463,986

Other Assets Less Liabilities - 16.3%                                 90,310

                                               -----------       -----------
TOTAL PORTFOLIO                                    423,564           554,296
                                               ===========       ===========


Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price.

Short term paper (debt obligations that mature in less than 60 days) is valued at amortized cost which approximates market value. Other assets are valued at fair value as determined in good faith by the Board of Directors.





Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Christopher Carosa, President of Bullfinch Fund, Inc., certify that:

1. I have reviewed this report on Form N-Q of the Bullfinch Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Bullfinch Fund, Inc. as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Bullfinch Fund, Inc. and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under my supervision, to ensure that material information relating to the Bullfinch Fund, Inc., is made known to me by others within this entity, particularly during the period in which this report is being prepared;

b) [Omit]

c) Evaluated the effectiveness of the Bullfinch Fund's disclosure controls and procedures and presented in this report my conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

d) [Omit]


5. I have disclosed to the Bullfinch Fund's auditors and the audit committee of the Bullfinch Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Bullfinch Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Bullfinch Fund's internal control over financial reporting.



Bullfinch Fund, Inc.

/S/ Christopher Carosa
________________________________
Christopher Carosa, President
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 25, 2005




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 25, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Bullfinch Fund, Inc.
/S/ Christopher Carosa, President
_________________________________
Christopher Carosa
Mr. Carosa acts as the Bullfinch Fund's Principal Executive Officer and Principal Financial Officer

November 25, 2005